Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (74,001)	$ (84,787)	$ 10,831	$ (77,761)	$ (59,260)	$ (43,454)	$ (54,727)	$ (66,944)	$ (77,037)	$ (210,977)	$ (242,162)	$ (263,930)
Other comprehensive loss, net of tax:
Interest rate swaps	(2,890)				(1,946)					(6,422)	2,537	1,107
Defined benefit pension plans, net of tax (benefit) provision of $683, ($91), and $430, respectively	(67)				19					(1,041)	(17)	881
Foreign currency translation adjustments	(5,513)				(1,824)					(2,774)	(11,146)	15,466
Total other comprehensive loss, net of tax	(8,470)				(3,751)					(10,237)	(8,626)	17,454
Comprehensive loss	$ (82,471)				$ (63,011)					$ (221,214)	$ (250,788)	$ (246,476)